CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Current assets
Cash and cash equivalents	$ 841,098	$ 492,610	$ 8,077,849
Short-term investments	4,000,000	5,500,000	0
Deferred research and development costs	66,882	56,698	153,799
Prepaid expenses and other current assets	700,332	241,668	87,232
Current assets of discontinued operations	13,026	13,522	43,599
Total current assets	5,621,338	6,304,498	8,362,479
Property and Equipment, net of accumulated depreciation of $125,128 and $110,418, respectively	15,364	1,315,282	1,329,992
Total assets	5,636,702	7,619,780	9,692,471
Current liabilities
Accounts payable and accrued expenses	133,706	114,092	60,791
Related party payables	90,889	37,025	0
Current liabilities of discontinued operations	134,818	136,109	57,585
Total current liabilities	359,413	287,226	118,376
Total liabilities	359,413	287,226	118,376
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock: $0.001 par value; 300,000,000 shares authorized, 53,198,399 shares issued and outstanding at August 31, 2023 and 2022	53,198	53,198	53,198
Additional paid-in capital	83,487,342	82,735,384	82,576,002
Accumulated other comprehensive (loss)	(74,665)	(78,159)	(73,631)
Retained deficit	(78,188,586)	(75,377,869)	(72,981,474)
Total stockholders' equity	5,277,289	7,332,554	9,574,095
Total liabilities and stockholders' equity	$ 5,636,702	$ 7,619,780	$ 9,692,471